BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—98.9%
COMMON STOCKS—98.8%
Communication Services—8.8%
Alphabet, Inc., Class A*†	4,651	$10,961,709
Alphabet, Inc., Class C*	3,265	7,873,744
Altice USA, Inc., Class A*	62,893	2,267,922
Baidu, Inc. - SP ADR*	9,010	1,768,393
Charter Communications, Inc., Class A*	4,796	3,330,966
Facebook, Inc., Class A*	59,685	19,620,250
Live Nation Entertainment, Inc.*	31,521	2,840,357
NetEase, Inc. - ADR	20,167	2,378,294
Nexstar Media Group, Inc., Class A	42,463	6,450,554
TEGNA, Inc.	377,264	7,315,149
T-Mobile US, Inc.*	50,758	7,179,719
Yelp, Inc.*†	40,943	1,642,224
		73,629,281
Consumer Discretionary—11.7%
Alibaba Group Holding Ltd. - SP ADR*	26,460	5,661,382
AutoNation, Inc.*	26,239	2,679,789
AutoZone, Inc.*	5,068	7,128,649
Caesars Entertainment, Inc.*	19,513	2,096,672
Callaway Golf Co.†	142,670	5,267,376
Carter's, Inc.	28,471	2,910,875
Dick's Sporting Goods, Inc.	14,379	1,402,384
Dollar General Corp.	8,599	1,745,253
eBay, Inc.†	105,304	6,410,908
Flutter Entertainment PLC*	28,360	5,307,125
Foot Locker, Inc.	46,859	2,965,706
GVC Holdings PLC*	248,106	5,801,108
Harley-Davidson, Inc.†	152,991	7,415,474
Hasbro, Inc.	25,924	2,487,926
Kohl's Corp.	20,647	1,145,702
Las Vegas Sands Corp.*	74,374	4,295,098
LKQ Corp.*	83,197	4,239,719
Mohawk Industries, Inc.*	17,785	3,746,944
Polaris, Inc.	14,362	1,884,582
PVH Corp.*	21,675	2,488,723
Restaurant Brands International, Inc.	40,727	2,839,486
Ross Stores, Inc.	19,779	2,499,868
Stride, Inc.*	131,360	3,530,957
Tempur Sealy International, Inc.	45,076	1,735,426
Travel + Leisure Co.	39,957	2,603,199
Ulta Beauty, Inc.*	9,389	3,242,585
Whirlpool Corp.	7,655	1,814,924
Wyndham Hotels & Resorts, Inc.	31,354	2,353,431
		97,701,271
Consumer Staples—5.0%
Coca-Cola European Partners PLC†	138,737	8,396,363
Mondelez International, Inc., Class A	81,961	5,206,982
Nomad Foods Ltd.*	292,964	8,985,206
Philip Morris International, Inc.†	85,701	8,264,147
Procter & Gamble Co., (The)	22,873	3,084,424
Swedish Match AB	585,570	5,428,920
US Foods Holding Corp.*	64,171	2,498,819
		41,864,861
Energy—11.8%
BP PLC - SP ADR†	135,072	3,542,939
Canadian Natural Resources Ltd.	157,043	5,436,829
Cenovus Energy, Inc.	728,003	5,911,766
ChampionX Corp.*†	118,687	3,145,205
ConocoPhillips†	71,002	3,957,651
Delek US Holdings, Inc.	176,844	3,941,853
Devon Energy Corp.	232,248	6,168,507
Diamondback Energy, Inc.†	78,229	6,263,796
Enerplus Corp.	708,316	4,632,007
EOG Resources, Inc.	54,431	4,372,987
Halliburton Co.†	222,177	4,987,874
Helmerich & Payne, Inc.	173,925	4,913,381
HollyFrontier Corp.	167,298	5,432,166
Kosmos Energy Ltd.*	1,036,509	3,296,099
Marathon Petroleum Corp.	86,242	5,329,756
National Energy Services Reunited Corp.*	160,244	2,055,931
Parex Resources, Inc.*	236,213	4,031,879
PDC Energy, Inc.	98,684	4,166,438
Pioneer Natural Resources Co.	39,547	6,018,658
Royal Dutch Shell PLC, Class A - SP ADR†	149,726	5,780,921
Schlumberger Ltd.	174,604	5,470,343
		98,856,986
Financials—16.3%
Allstate Corp., (The)†	31,182	4,259,773
American International Group, Inc.†	37,622	1,987,946
Ameriprise Financial, Inc.	35,292	9,170,273
Artisan Partners Asset Management, Inc., Class A	47,560	2,429,365
Bank of America Corp.†	198,745	8,424,801
Bank of New York Mellon Corp., (The)†	82,104	4,275,976
Berkshire Hathaway, Inc., Class B*†	10,113	2,927,107
BNP Paribas SA	39,885	2,745,894
Capital One Financial Corp.	23,599	3,794,247
Citigroup, Inc.†	88,670	6,979,216
DBS Group Holdings Ltd.	71,700	1,647,423
Discover Financial Services†	35,510	4,163,903
DNB ASA	61,117	1,364,048
Everest Re Group Ltd.	10,197	2,650,812
Fifth Third Bancorp†	170,517	7,185,586
Goldman Sachs Group, Inc., (The)†	12,097	4,500,326
Hana Financial Group, Inc.	38,795	1,583,698
Huntington Bancshares, Inc.†	328,205	5,205,331
ING Groep NV	230,238	3,221,752
JPMorgan Chase & Co.†	46,407	7,621,886
KeyCorp†	280,533	6,463,480
Moody's Corp.	9,611	3,223,049
Navient Corp.†	62,633	1,144,305
Nordea Bank Abp	222,854	2,420,973
OTP Bank PLC	22,254	1,221,558
Regions Financial Corp.	207,709	4,862,468
Renaissance Holdings Ltd.	9,556	1,472,771
S&P Global, Inc.	8,472	3,214,870
SLM Corp.	207,467	4,201,207
Sumitomo Mitsui Financial Group, Inc.	43,400	1,586,731
Synchrony Financial	70,182	3,327,329
Truist Financial Corp.†	111,627	6,896,316
UBS Group AG	113,446	1,857,111
United Overseas Bank Ltd.	91,300	1,812,856
Wells Fargo & Co.†	136,027	6,355,181
		136,199,568
Health Care—12.5%
Abbott Laboratories†	45,125	5,263,831
AbbVie, Inc.†	80,646	9,129,127
AmerisourceBergen Corp.	6,766	776,331
Amgen, Inc.	16,351	3,890,557
Anthem, Inc.†	7,807	3,108,904
AstraZeneca PLC	29,968	3,415,548
Avantor, Inc.*†	142,878	4,593,528
Biogen, Inc.*	1,507	403,092
Boston Scientific Corp.*†	54,151	2,304,125
Centene Corp.*	45,042	3,315,091
Cigna Corp.†	14,216	3,679,812
CVS Health Corp.†	56,114	4,850,494
Envista Holdings Corp.*	53,815	2,348,487
HCA Healthcare, Inc.	17,988	3,863,643
Humana, Inc.	7,557	3,307,699
ICON PLC*	6,436	1,440,119
IQVIA Holdings, Inc.*	4,957	1,190,473
Jazz Pharmaceuticals PLC*	1,915	341,119
Johnson & Johnson†	30,072	5,089,686
Medtronic PLC	17,716	2,242,668
Merck & Co., Inc.	4,251	322,608
Molina Healthcare, Inc.*	1,514	380,559
Novartis AG - SP ADR	22,169	1,959,296
Novo Nordisk A/S, Class B	19,584	1,546,077
Ortho Clinical Diagnostics Holdings PLC*	121,751	2,501,983
R1 RCM, Inc.*	48,500	1,122,775
Sanofi	18,740	2,005,059
Sotera Health Co.*	109,982	2,650,566
Stryker Corp.	15,567	3,973,788
Syneos Health, Inc.*	7,513	660,393
Thermo Fisher Scientific, Inc.	11,807	5,543,387
UCB SA	11,096	1,041,525
UnitedHealth Group, Inc.	23,569	9,708,543
Universal Health Services, Inc., Class B	15,540	2,480,650
Zimmer Biomet Holdings, Inc.	20,754	3,493,521
		103,945,064
Industrials—14.8%
Adecco Group AG	47,189	3,265,986
Alaska Air Group, Inc.*	57,972	4,011,662
Allegion PLC	24,052	3,378,825
Allison Transmission Holdings, Inc.†	105,959	4,483,125
Altra Industrial Motion Corp.	47,548	3,123,428
AMETEK, Inc.†	17,552	2,371,275
ASGN, Inc.*	76,284	7,864,118
Boeing Co., (The)*	17,683	4,368,055
BWX Technologies, Inc.	35,033	2,190,964
Caterpillar, Inc.	11,168	2,692,382
Deere & Co.	5,043	1,821,027
Dover Corp.	15,824	2,381,512
Eaton Corp., PLC†	12,235	1,777,134
FTI Consulting, Inc.*	17,717	2,436,973
General Dynamics Corp.	21,947	4,167,955
Hexcel Corp.*	89,840	5,341,886
Howmet Aerospace, Inc.*	157,310	5,581,359
Huron Consulting Group, Inc.*	76,329	4,175,960
Leidos Holdings, Inc.†	39,891	4,098,800
Loomis AB	90,598	2,906,415
Maxar Technologies, Inc.	51,232	1,593,315
Middleby Corp., (The)*	9,369	1,539,139
Moog, Inc., Class A	28,856	2,602,811
Oshkosh Corp.	19,486	2,561,240
Owens Corning†	31,773	3,388,591
Parker-Hannifin Corp.†	6,391	1,969,387
Robert Half International, Inc.†	53,989	4,793,683
Science Applications International Corp.	61,367	5,514,439
Sensata Technologies Holding PLC*	75,965	4,514,600
Teleperformance	8,344	3,196,972
Textron, Inc.	38,505	2,636,437
TFI International, Inc.	42,794	4,102,103
Union Pacific Corp.	16,349	3,674,111
Vertiv Holdings Co.	152,777	3,791,925
Wabtec Corp.	15,393	1,273,925
WESCO International, Inc.*	33,320	3,550,912
		123,142,431
Information Technology—12.4%
Amdocs Ltd.†	44,780	3,497,318
Applied Materials, Inc.	52,970	7,316,746
Arrow Electronics, Inc.*†	24,239	2,916,679
Broadcom, Inc.	8,547	4,037,004
Capgemini SA	23,196	4,336,962
Cisco Systems, Inc.†	129,123	6,830,607
CommScope Holding Co., Inc.*	21,379	434,207
Concentrix Corp.*	31,453	4,803,502
Fidelity National Information Services, Inc.	13,072	1,947,467
Flex Ltd.*†	172,762	3,156,362
HP, Inc.†	74,695	2,183,335
InterDigital, Inc.	28,013	2,262,890
Jabil, Inc.†	80,619	4,550,942
KLA-Tencor Corp.	10,030	3,178,407
Micron Technology, Inc.*	79,683	6,704,528
Microsoft Corp.†	36,595	9,137,040
NetApp, Inc.	56,654	4,383,320
NortonLifeLock, Inc.	170,695	4,721,424
NXP Semiconductors NV	18,798	3,974,273
ON Semiconductor Corp.*†	55,913	2,238,756
Oracle Corp.†	37,222	2,930,860
Qorvo, Inc.*	31,657	5,784,367
Samsung Electronics Co., Ltd.	35,875	2,575,116
SS&C Technologies Holdings, Inc.	68,770	5,080,040
Western Digital Corp.*	53,795	4,046,998
		103,029,150
Materials—4.8%
Avery Dennison Corp.	12,213	2,693,333
Corteva, Inc.†	48,792	2,220,036
Crown Holdings, Inc.	19,046	1,966,309
DuPont de Nemours, Inc.	95,133	8,047,300
FMC Corp.	45,197	5,274,038
Ingevity Corp.*	25,216	2,075,529
Linde PLC	7,686	2,310,412
Mosaic Co., (The)†	103,272	3,732,250
PPG Industries, Inc.	13,499	2,426,040
Tronox Holdings PLC, Class A	114,418	2,686,535
Valvoline, Inc.†	114,494	3,778,302
West Fraser Timber Co., Ltd.	33,152	2,551,062
		39,761,146
Real Estate—0.5%
Host Hotels & Resorts, Inc.*	145,036	2,490,268
Klepierre SA	60,837	1,766,845
		4,257,113
Utilities—0.2%
CenterPoint Energy, Inc.	55,573	1,405,997
TOTAL COMMON STOCKS
(Cost $509,388,704)		823,792,868
WARRANTS—0.0%
Energy—0.0%
Vista Oil & Gas SAB de CV *‡	1,204,819	30,849
TOTAL WARRANTS
(Cost $0)		30,849

SHORT-TERM INVESTMENTS—0.1%
U.S. Bank Money Market Deposit Account, 0.01%(a)	1,101,553	1,101,553
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,101,553)		1,101,553
TOTAL LONG POSITIONS—98.9%
(Cost $510,490,257)		824,925,270
SECURITIES SOLD SHORT—(35.4%)
COMMON STOCKS—(35.4%)
Communication Services—(2.1%)
Dentsu Group, Inc.	(54,900)	(1,910,586)
JCDecaux SA*	(98,442)	(2,883,867)
Lions Gate Entertainment Corp., Class A*	(93,075)	(1,813,101)
Pearson PLC	(220,316)	(2,561,488)
Spotify Technology SA*	(8,709)	(2,103,833)
Telia Co., AB	(645,700)	(2,865,816)
Twitter, Inc.*	(37,247)	(2,160,326)
ViacomCBS, Inc., Class B	(37,368)	(1,585,150)
		(17,884,167)
Consumer Discretionary—(4.2%)
BJ's Restaurants, Inc.*	(21,118)	(1,167,403)
CarMax, Inc.*	(8,531)	(982,686)
Carvana Co.*	(13,788)	(3,655,061)
Choice Hotels International, Inc.	(29,988)	(3,625,849)
Domino's Pizza Group PLC	(268,144)	(1,385,538)
Floor & Decor Holdings, Inc., Class A*	(14,435)	(1,419,105)
LGI Homes, Inc.*	(25,351)	(4,583,714)
Papa John's International, Inc.	(16,955)	(1,592,922)
Purple Innovation, Inc.*	(128,453)	(3,663,480)
RH*	(2,855)	(1,830,198)
Shake Shack, Inc., Class A*	(4,336)	(407,497)
Shift Technologies, Inc.*	(159,069)	(1,126,208)
Stitch Fix, Inc., Class A*	(21,033)	(1,124,424)
Tesla Motors, Inc.*	(3,399)	(2,125,123)
Vail Resorts, Inc.*	(6,844)	(2,237,167)
Whitbread PLC*	(56,805)	(2,558,423)
WW International, Inc.*	(33,467)	(1,315,253)
		(34,800,051)
Consumer Staples—(2.9%)
Beiersdorf AG	(28,548)	(3,384,503)
Beyond Meat, Inc.*	(11,103)	(1,614,598)
Cal-Maine Foods, Inc.	(59,438)	(2,074,981)
Campbell Soup Co.	(45,867)	(2,232,347)
Essity AB, Class B	(61,790)	(2,138,682)
Fevertree Drinks PLC	(79,948)	(2,898,845)
Grocery Outlet Holding Corp.*	(29,769)	(1,014,230)
Hormel Foods Corp.	(47,918)	(2,325,940)
Japan Tobacco, Inc.	(61,800)	(1,227,675)
Kimberly-Clark Corp.	(22,654)	(2,959,292)
Kose Corp.	(13,300)	(2,122,105)
		(23,993,198)
Energy—(0.4%)
Devon Energy Corp.	0	(2)
Hess Corp.	(37,131)	(3,112,321)
		(3,112,323)
Financials—(8.0%)
Bank of Hawaii Corp.	(36,933)	(3,314,367)
Commerce Bancshares, Inc.	(48,228)	(3,756,028)
Commonwealth Bank of Australia	(47,081)	(3,657,768)
Community Bank System, Inc.	(46,928)	(3,806,799)
Credit Acceptance Corp.*	(8,301)	(3,714,365)
Credit Suisse Group AG	(339,500)	(3,709,612)
Cullen/Frost Bankers, Inc.	(29,666)	(3,580,983)
CVB Financial Corp.	(147,592)	(3,273,591)
Deutsche Bank AG*	(205,379)	(3,095,061)
eHealth, Inc.*	(7,991)	(521,413)
First Financial Bankshares, Inc.	(73,933)	(3,722,527)
Franklin Resources, Inc.	(35,698)	(1,221,229)
Glacier Bancorp, Inc.	(48,515)	(2,825,999)
GoHealth, Inc., Class A*	(76,758)	(872,738)
Hamilton Lane, Inc., Class A	(26,242)	(2,371,490)
Hang Seng Bank Ltd.	(180,200)	(3,841,301)
HSBC Holdings PLC*	(360,419)	(2,330,403)
Independent Bank Corp.	(23,391)	(1,908,939)
RLI Corp.	(22,223)	(2,344,082)
Trustmark Corp.	(52,539)	(1,762,683)
United Bankshares, Inc.	(91,567)	(3,771,645)
Westamerica Bancorporation	(55,774)	(3,498,703)
WisdomTree Investments, Inc.	(557,930)	(3,738,131)
		(66,639,857)
Health Care—(2.6%)
Alignment Healthcare, Inc.*	(44,733)	(1,128,614)
Allogene Therapeutics, Inc.*	(31,904)	(819,933)
BioNTech SE - ADR*	(3,242)	(661,368)
Clover Health Investments Corp.*	(92,799)	(708,984)
Epizyme, Inc.*	(108,419)	(892,288)
Galapagos NV*	(8,777)	(669,858)
Glaukos Corp.*	(15,629)	(1,149,982)
Global Blood Therapeutics, Inc.*	(14,579)	(560,271)
GoodRx Holdings, Inc., Class A*	(24,312)	(902,218)
Idorsia Ltd.*	(34,576)	(942,964)
Inovalon Holdings, Inc., Class A*	(90,202)	(2,828,735)
Moderna, Inc.*	(2,877)	(532,274)
Myriad Genetics, Inc.*	(39,951)	(1,144,596)
Nippon Shinyaku Co., Ltd.	(15,900)	(1,143,858)
Quidel Corp.*	(8,764)	(1,035,116)
Royalty Pharma PLC, Class A	(26,229)	(1,052,307)
Rubius Therapeutics, Inc.*	(29,988)	(732,607)
Sage Therapeutics, Inc.*	(16,431)	(1,143,598)
Siemens Healthineers AG	(27,627)	(1,556,128)
SmileDirectClub, Inc.*	(84,113)	(690,568)
Straumann Holding AG	(561)	(878,185)
Teladoc Health, Inc.*	(4,321)	(650,656)
		(21,825,108)
Industrials—(4.9%)
ABB Ltd.	(30,252)	(1,030,957)
Aeroports de Paris*	(5,532)	(751,660)
American Airlines Group, Inc.*	(88,146)	(2,136,659)
AO Smith Corp.	(17,309)	(1,230,151)
Cargojet, Inc.	(27,251)	(4,038,756)
Central Japan Railway Co.	(10,100)	(1,510,711)
Chart Industries, Inc.*	(11,998)	(1,750,988)
Dun & Bradstreet Holdings, Inc.*	(86,050)	(1,847,494)
Elbit Systems Ltd.	(13,410)	(1,776,581)
Enerpac Tool Group Corp.	(98,946)	(2,711,120)
Healthcare Services Group, Inc.	(41,673)	(1,249,773)
Keio Corp.	(16,100)	(1,022,325)
Kennametal, Inc.	(36,847)	(1,382,131)
Lennox International, Inc.	(9,861)	(3,450,660)
Miura Co., Ltd.	(30,100)	(1,375,357)
MonotaRO Co., Ltd.	(69,600)	(1,621,542)
Nibe Industrier AB, Class B	(188,404)	(1,982,973)
Nikola Corp.*	(70,239)	(1,050,775)
Proto Labs, Inc.*	(17,807)	(1,591,768)
Spirit Airlines, Inc.*	(57,944)	(2,069,180)
Stadler Rail AG	(30,405)	(1,475,606)
Trex Co., Inc.*	(29,845)	(2,907,202)
VAT Group AG	(3,737)	(1,139,959)
		(41,104,328)
Information Technology—(3.8%)
Appian Corp.*	(13,738)	(1,243,014)
Blackline, Inc.*	(25,071)	(2,606,632)
Blue Prism Group PLC*	(88,417)	(1,178,116)
Calix, Inc.*	(63,270)	(2,803,494)
Canon, Inc.	(88,000)	(2,099,044)
Ceridian HCM Holding, Inc.*	(20,646)	(1,846,991)
Cognex Corp.	(16,597)	(1,317,636)
Cree, Inc.*	(25,547)	(2,554,955)
Guidewire Software, Inc.*	(27,707)	(2,708,082)
Hirose Electric Co., Ltd.	(11,700)	(1,673,419)
Jack Henry & Associates, Inc.	(11,472)	(1,768,409)
Landis+Gyr Group AG*	(15,520)	(1,132,123)
Novanta, Inc.*	(20,402)	(2,835,266)
Palantir Technologies, Inc., Class A*	(58,081)	(1,332,959)
Q2 Holdings, Inc.*	(27,187)	(2,580,862)
Shopify, Inc., Class A*	(1,396)	(1,735,046)
		(31,416,048)
Materials—(5.8%)
Albemarle Corp.	(9,007)	(1,504,890)
Antofagasta PLC	(45,754)	(1,001,695)
BillerudKorsnas AB	(76,948)	(1,522,589)
Cleveland-Cliffs, Inc.*	(181,521)	(3,652,203)
Compass Minerals International, Inc.	(56,318)	(3,936,628)
Ecolab, Inc.	(9,758)	(2,098,751)
Franco-Nevada Corp.	(22,576)	(3,377,595)
Fresnillo PLC	(126,952)	(1,619,026)
Greif, Inc., Class A	(43,041)	(2,656,060)
International Paper Co.	(29,044)	(1,832,676)
Johnson Matthey PLC	(39,290)	(1,694,871)
Mitsubishi Chemical Holdings Corp.	(252,900)	(2,043,951)
Nippon Paper Industries Co., Ltd.	(281,400)	(3,334,786)
Quaker Chemical Corp.	(6,165)	(1,495,321)
Stepan Co.	(16,992)	(2,288,143)
Tokai Carbon Co., Ltd.	(210,900)	(3,150,738)
Umicore SA	(72,572)	(4,367,107)
United States Steel Corp.	(130,827)	(3,392,344)
Wheaton Precious Metals Corp.	(70,341)	(3,377,775)
		(48,347,149)
Real Estate—(0.7%)
Alexandria Real Estate Equities, Inc.	(10,083)	(1,797,396)
EastGroup Properties, Inc.	(9,425)	(1,489,904)
Iron Mountain, Inc.	(46,334)	(2,017,382)
KE Holdings, Inc. - ADR*	(18,448)	(957,267)
		(6,261,949)
TOTAL COMMON STOCKS
(Proceeds $(253,412,118))		(295,384,178)
TOTAL SECURITIES SOLD SHORT—(35.4%)
(Proceeds $(253,412,118))		(295,384,178)
OTHER ASSETS IN EXCESS OF LIABILITIES—36.5%		304,575,856
NET ASSETS—100.0%		$834,116,948

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of May 31, 2021.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2021, these securities amounted to $30,849 or 0.0% of net assets

Industry classifications may be different than those used for compliance monitoring purposes.

Contracts For Difference held by the Fund at May 31, 2021, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
United States
International Game Technology	Goldman Sachs	09/18/2025	0.10%	Monthly	125,135	$3,035,775	$194,738
Total Long						3,035,775	194,738

Short
Saudi Arabia
Saudi Arabian Oil Co.	Goldman Sachs	09/18/2025	0.06	Monthly	(646,475)	$(6,076,459)	$50,223
South Korea
Sillajen, Inc.	Goldman Sachs	09/18/2025	0.06	Monthly	(307,496)	(3,345,556)	(73,893)
Taiwan
Acer, Inc.	Goldman Sachs	09/18/2025	0.06	Monthly	(1,648,000)	(1,889,165)	(139,645)
Advantech Co., Ltd.	Macquarie	12/23/2021	0.06	Monthly	(173,000)	(2,036,175)	(8,797)
						(3,925,340)	(148,442)
Thailand
Thai Oil PCL	Morgan Stanley	09/22/2022	0.06	Monthly	(1,423,800)	(2,699,525)	10,796
United States
Oscar Health, Inc., Class A	Morgan Stanley	09/22/2022	0.06	Monthly	(26,537)	(669,794)	(57,416)
Total Short						(16,716,674)	(218,732)
Net unrealized gain/(loss) on Contracts For Difference							$(23,994)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS LONG/SHORT RESEARCH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Long/Short Research Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Communication Services	$73,629,281	$73,629,281	$-	$-
Consumer Discretionary	97,701,271	86,593,038	11,108,233	-
Consumer Staples	41,864,861	36,435,941	5,428,920	-
Energy	98,856,986	98,856,986	-	-
Financials	136,199,568	118,594,635	17,604,933	-
Health Care	103,945,064	95,936,855	8,008,209	-
Industrials	123,142,431	116,679,473	6,462,958	-
Information Technology	103,029,150	96,117,072	6,912,078	-
Materials	39,761,146	39,761,146	-	-
Real Estate	4,257,113	2,490,268	1,766,845	-
Utilities	1,405,997	1,405,997	-	-
Warrants	30,849	-	-	30,849
Short-Term Investments	1,101,553	1,101,553	-	-
Contracts For Difference
Equity Contracts	255,757	255,757	-	-
Total Assets	$825,181,027	$767,858,002	$57,292,176	$30,849

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Communication Services	$(17,884,167)	$(7,662,410)	$(10,221,757)	$-
Consumer Discretionary	(34,800,051)	(30,856,090)	(3,943,961)	-
Consumer Staples	(23,993,198)	(15,120,233)	(8,872,965)	-
Energy	(3,112,323)	(3,112,323)	-	-
Financials	(66,639,857)	(50,005,712)	(16,634,145)	-
Health Care	(21,825,108)	(16,634,115)	(5,190,993)	-
Industrials	(41,104,328)	(27,416,657)	(13,687,671)	-
Information Technology	(31,416,048)	(25,333,346)	(6,082,702)	-
Materials	(48,347,149)	(29,612,386)	(18,734,763)	-
Real Estate	(6,261,949)	(6,261,949)	-	-
Contracts For Difference
Equity Contracts	(279,751)	(205,858)	(73,893)	-
Total Liabilities	$(295,663,929)	$(212,221,079)	$(83,442,850)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s  investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.